Expense Example, No Redemption - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - FidelitySustainableIntermediateMunicipalIncomeFund-AMCIZPRO - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2025 USD ($)
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	$ 461
3 Years	777
5 Years	1,154
10 Years	2,211
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	139
3 Years	626
5 Years	1,177
10 Years	2,487
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	38
3 Years	316
5 Years	657
10 Years	1,619
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	32
3 Years	285
5 Years	596
10 Years	1,480
Fidelity Advisor Sustainable Intermediate Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	461
3 Years	772
5 Years	1,143
10 Years	$ 2,183